Share-based payments - Disclosure of share-based payment schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 492	£ 420	£ 398
Cash settled	13	9	3
Total Share-based payments	505	429	401
Share Value Plan and Deferred Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	315	287	254
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 177	£ 133	£ 144